Share-Based Compensation to Employees (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Compensation to Employees Table [Abstract]
Schedule of restricted ordinary shares activities
	Number of shares	Weighted average grant date fair value
		US$
December 31, 2019	-	-
Granted	1,593,000	3.43
Forfeited or canceled	(24,000)	3.23
Vested	1,567,000	3.43
December 31, 2020	2,000	3.01
Granted	-	-
Forfeited or canceled	-	-
Vested	2,000	3.01
December 31, 2021	-	-

Schedule of total fair value of shares vested
	For the Years Ended December 31
	2020	2021

Cost of revenues	$448	$-
Selling and marketing	355	-
General and administrative	4,578	4
	$5,381	$4